SEVERANCE AND FACILITY CLOSURE COSTS (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Restructuring Charges

The charges incurred are recognized in Divisions as presented below.

(In millions)	2012	2011	2010
North American Retail Division	$3	$14	$2
North America Business Solutions Division	5	5	1
International Division	38	29	23
Corporate level	1	3	10

Exit And Restructuring-Related Costs
Asset Impairments, Exit Costs And Other Charges

Severance and facility closure accruals associated with exit and restructuring-related activities are as follows:

(In millions)	Beginning Balance	Charges Incurred	Cash Payments	Non-cash Settlements and Accretion	Currency and Other Adjustments	Ending Balance
2012
Termination benefits	$12	$26	$(33)	$—	$1	$6
Lease, contract obligations and, other costs	95	21	(48)	8	1	77

Total	$107	$47	$(81)	$8	$2	$83

2011
Termination benefits	$4	$25	$(17)	$—	$—	$12
Lease, contract obligations and, other costs	113	26	(59)	12	3	95

Total	$117	$51	$(76)	$12	$3	$107

Recognized In Consolidated Statements Of Operations
Asset Impairments, Exit Costs And Other Charges

The charges incurred are presented in the following captions of the Consolidated Statements of Operations.

(In millions)	2012	2011	2010
Cost of goods sold and occupancy costs	$—	$1	$—
Operating and selling expenses	21	25	14
General and administrative expenses	26	25	22